Organization and Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure Of Organization and Subsidiaries [Abstract]
Organization and Subsidiaries

2.    Organization and Subsidiaries

Ferroglobe has a diversified production base consisting of production facilities across North America, Europe, South America, South Africa and Asia.

The subsidiaries of Ferroglobe PLC as of December 31, 2021 and 2020, classified by reporting segments, were as follows:

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
Alabama Sand and Gravel, Inc.	—	100.0	North America – Silicon	Delaware - USA
Alden Resources, LLC	—	100.0	North America – Silicon	Delaware - USA
Alden Sales Corporation, LLC	—	100.0	North America – Silicon	Delaware - USA
ARL Resources, LLC	—	100.0	North America – Silicon	Delaware - USA
ARL Services, LLC	—	100.0	North America – Silicon	Delaware - USA
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon	Delaware - USA
Core Metals Group, LLC	—	100.0	North America – Silicon	Delaware - USA
ECPI, Inc.	—	100.0	North America – Silicon	Delaware - USA
Gatliff Services, LLC	—	100.0	North America – Silicon	Delaware - USA
Globe BG, LLC	—	100.0	North America – Silicon	Delaware - USA
GBG Financial LLC	—	100.0	North America – Silicon	Delaware - USA
GBG Holdings, LLC	—	100.0	North America – Silicon	Delaware - USA
Globe Metallurgical Inc.	—	100.0	North America – Silicon	Delaware - USA
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Alloys I, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Alloys II, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Enterprises, LLC	—	100.0	North America – Silicon	Delaware - USA
GSM Sales, Inc.	—	100.0	North America – Silicon	Delaware - USA
Laurel Ford Resources, Inc.	—	100.0	North America – Silicon	Delaware - USA
LF Resources, Inc.	—	100.0	North America – Silicon	Delaware - USA
Metallurgical Process Materials, LLC	—	100.0	North America – Silicon	Delaware - USA
Norchem, Inc.	—	100.0	North America – Silicon	Florida - USA
QSIP Canada ULC	—	100.0	North America – Silicon	Canada
Quebec Silicon General Partner	—	51.0	North America – Silicon	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon	Canada
Tennessee Alloys Company, LLC	—	100.0	North America – Silicon	Delaware - USA
West Virginia Alloys, Inc.	—	100.0	North America – Silicon	Delaware - USA
WVA Manufacturing, LLC	—	51.0	North America – Silicon	Delaware - USA
Cuarzos Industriales, S.A.U.	—	100.0	Europe – Silicon	A Coruña - Spain
FerroPem, S.A.S.	—	100.0	Europe – Silicon	France
Rocas, Arcillas y Minerales, S.A.	—	100.0	Europe – Silicon	A Coruña - Spain
Ferroatlántica del Cinca, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Grupo FerroAtlántica, S.A.U.	—	100.0	Europe – Manganese and Silicon	Madrid - Spain
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon	Polokwane - South Africa
Silicon Smelters (Pty.), Ltd.	—	100.0	South Africa – Silicon	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon	South Africa
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon	Polokwane - South Africa
Cuarzos Indus. de Venezuela (Cuarzoven), S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Grupo FerroAtlántica de Servicios, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar OPCO Group S.L.	—	100.0	Other segments	Spain
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
Globe Argentina Holdco, LLC	—	100.0	Other segments	Delaware - USA
Globe Metales S.R.L.	—	100.0	Other segments	Argentina
Globe Specialty Metals, Inc.	—	100.0	Other segments	Delaware - USA
GSM Financial, Inc.	—	100.0	Other segments	Delaware - USA
GSM Netherlands, B.V.	—	100.0	Other segments	Netherlands
Hidroelectricité de Saint Beron, S.A.S.	—	100.0	Other segments	France
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong - Yunnan - China
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Photosil Industries, S.A.S.	—	100.0	Other segments	France
Ferroglobe Innovation, S.L.U	—	100.0	Other segments	Spain
Solsil, Inc.	—	92.4	Other segments	Delaware - USA
Ultracore Energy S.A.	—	100.0	Other segments	Argentina

2020 Subsidiaries

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
Alabama Sand and Gravel, Inc.	—	100.0	North America – Silicon	Delaware - USA
Alden Resources, LLC	—	100.0	North America – Silicon	Delaware - USA
Alden Sales Corporation, LLC	—	100.0	North America – Silicon	Delaware - USA
ARL Resources, LLC	—	100.0	North America – Silicon	Delaware - USA
ARL Services, LLC	—	100.0	North America – Silicon	Delaware - USA
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon	Delaware - USA
Core Metals Group, LLC	—	100.0	North America – Silicon	Delaware - USA
ECPI, Inc.	—	100.0	North America – Silicon	Delaware - USA
Gatliff Services, LLC	—	100.0	North America – Silicon	Delaware - USA
Globe BG, LLC	—	100.0	North America – Silicon	Delaware - USA
GBG Financial LLC	—	100.0	North America – Silicon	Delaware - USA
GBG Holdings, LLC	—	100.0	North America – Silicon	Delaware - USA
Globe Metallurgical Inc.	—	100.0	North America – Silicon	Delaware - USA
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Alloys I, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Alloys II, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Enterprises, LLC	—	100.0	North America – Silicon	Delaware - USA
GSM Sales, Inc.	—	100.0	North America – Silicon	Delaware - USA
Laurel Ford Resources, Inc.	—	100.0	North America – Silicon	Delaware - USA
LF Resources, Inc.	—	100.0	North America – Silicon	Delaware - USA
Metallurgical Process Materials, LLC	—	100.0	North America – Silicon	Delaware - USA
Norchem, Inc.	—	100.0	North America – Silicon	Florida - USA
QSIP Canada ULC	—	100.0	North America – Silicon	Canada
Quebec Silicon General Partner	—	51.0	North America – Silicon	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon	Canada
Tennessee Alloys Company, LLC	—	100.0	North America – Silicon	Delaware - USA
West Virginia Alloys, Inc.	—	100.0	North America – Silicon	Delaware - USA
WVA Manufacturing, LLC	—	51.0	North America – Silicon	Delaware - USA
Cuarzos Industriales, S.A.U.	—	100.0	Europe – Silicon	A Coruña - Spain
Ferroatlántica del Cinca, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroatlántica de Sabón, S.L.U.	—	100.0	Europe – Silicon	Madrid - Spain
Ferroatlántica de Boo, S.L.U.	—	100.0	Europe – Manganese	Madrid - Spain
Ferroatlántica Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
FerroPem, S.A.S.	—	100.0	Europe – Silicon	France
Ferrous Receivables DAC.	—	100.0	Other segments	Ireland
Grupo FerroAtlántica, S.A.U.	100	100.0	Europe – Manganese	Madrid - Spain
Grupo FerroAtlántica de Servicios, S.L.U.	—	100.0	Other segments	Madrid - Spain
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Rocas, Arcillas y Minerales, S.A.	—	100.0	Europe – Silicon	A Coruña - Spain
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon	Polokwane - South Africa
Silicon Smelters (Pty.), Ltd.	—	100.0	South Africa – Silicon	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon	South Africa
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon	Polokwane - South Africa
Cuarzos Indus. de Venezuela (Cuarzoven), S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroatlántica I+D, S.L.U.	—	100.0	Other segments	Madrid - Spain
FerroAtlántica International Ltd.	—	100.0	Other segments	United Kingdom
Ferroglobe Services (UK) Ltd.	100	100.0	Other segments	United Kingdom
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar OPCO Group S.L.	—	100.0	Other segments	Spain
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
Globe Argentina Holdco, LLC	—	100.0	Other segments	Delaware - USA
Globe Metales S.R.L.	—	100.0	Other segments	Argentina
Globe Specialty Metals, Inc.	100	100.0	Other segments	Delaware - USA
GSM Financial, Inc.	—	100.0	Other segments	Delaware - USA
GSM Netherlands, B.V.	—	100.0	Other segments	Netherlands
Hidroelectricité de Saint Beron, S.A.S.	—	100.0	Other segments	France
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Mangshi Sinice Silicon Industry Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Photosil Industries, S.A.S.	—	100.0	Other segments	France
Silicio Ferrosolar, S.L.U.	—	100.0	Other segments	Spain
Solsil, Inc.	—	92.4	Other segments	Delaware - USA
Ultracore Energy S.A.	—	100.0	Other segments	Argentina

Subsidiaries are all companies over which Ferroglobe has control.

Control is achieved when the Company:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power over the investee to affect the amount of the investor’s returns.

The Company has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

●	the total voting rights held by the Company relative to the size and dispersion of holdings of the other vote holders;
●	potential voting rights held by the Company, other vote holders or other parties;
●	rights arising from other contractual arrangements; and
●	any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time these decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary.

The Company uses the acquisition method to account for the acquisition of subsidiaries. According to this method, the consideration transferred for the acquisition of a subsidiary corresponds to the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred also includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration transferred by the Company is recognized at fair value at the date of acquisition. Subsequent changes in the fair value of the contingent consideration classified as an asset or a liability are recognized in accordance with IFRS 9 in the income statement. The costs related to the acquisition are recognized as expenses in the years incurred. The identifiable assets acquired and the liabilities and contingent liabilities assumed in a business combination are initially recognized at their fair value at the date of acquisition. The Company recognizes any non-controlling interest in the acquiree at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.

Profit or loss for the period and each component of other comprehensive (loss) income are attributed to the owners of the Company and to the non-controlling interests. The Company attributes total comprehensive (loss) income to the owners of the Company and to the non-controlling interests even if the profit or loss of the non-controlling interests gives rise to a balance receivable.

All assets and liabilities, equity, income, expenses and cash flows relating to transactions between subsidiaries are eliminated in full in consolidation.